CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and Cash Equivalents	[1]	$ 33,060,390	$ 59,213,703
Restricted Cash	[2]	7,306,430	8,464,719
LOANS:
Direct Cash Loans	[3]	873,432,972	777,568,737
Real Estate Loans	[3]	45,972,414	39,960,390
Sales Finance Contracts	[3]	118,959,994	103,258,326
Loans and Leases Receivable, Gross	[3]	1,038,365,380	920,787,453
Unearned Finance Charges		151,081,033	132,703,130
Unearned Insurance Premiums		69,124,817	61,018,635
Allowance for Credit Losses		67,311,208	66,327,674
Loans and Leases Receivable, Net Amount		750,848,322	660,738,014
Investments, Debt and Equity Securities
Available for Sale, at fair value	[4]	261,601,925	221,054,418
Held to Maturity, at amortized cost	[4]	0	379,002
Marketable Debt Securities, Total	[4]	261,601,925	221,433,420
Other Assets
Property, Plant and Equipment, Net		12,265,626	13,577,945
Operating Lease Right of Use Assets	[5]	34,768,208	33,610,067
Deferred Acquisition Costs		4,221,480	3,625,611
Due from Non-affiliated Insurance Company		2,912,499	2,970,476
Other Miscellaneous		11,237,055	10,022,417
Other Assets		65,404,868	63,806,516
ASSETS, Total		1,118,221,935	1,013,656,372
SENIOR DEBT:
Bank Borrowings	[6]	60,300,000	118,900,000
Senior Demand Notes, including accrued interest	[6]	104,043,479	86,622,503
Commercial Paper	[6]	552,192,882	432,273,538
Senior Debt, total	[6]	716,536,361	637,796,041
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Operating Lease Liabilities	[7]	35,439,377	34,163,153
Other Accounts Payable and Accrued Expenses		39,796,100	33,182,451
Accounts Payable and Accrued Liabilities, Current		75,235,477	67,345,604
Subordinated Debt	[8]	29,692,344	30,075,399
LIABILITIES, Total		821,464,182	735,217,044
COMMITMENTS AND CONTINGENCIES	[9]
STOCKHOLDERS' EQUITY:
Preferred Stock		0	0
Accumulated Other Comprehensive Income		9,736,651	13,266,927
Retained Earnings		286,851,102	265,002,401
Total Stockholders' Equity		296,757,753	278,439,328
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,118,221,935	1,013,656,372
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		$ 0	$ 0

[1]	Note 1
[2]	Note 1
[3]	Note 2
[4]	Note 3
[5]	Note 8
[6]	Note 6
[7]	Note 8
[8]	Note 7
[9]	Note 9